CASH AND CASH EQUIVALENTS (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	[3]	Dec. 31, 2015 COP ($)	[3]
Disclosure of cash and cash equivalents [Line Items]
Total cash and cash equivalents	$ 8,739.5		$ 28,401,283	$ 6,873.4		$ 22,336,838	[2],[3]	$ 22,193,004		$ 22,284,977
Colombian Pesos
Disclosure of cash and cash equivalents [Line Items]
Cash			4,489,637			4,100,166
Deposits in the Colombian central bank			3,794,412			3,820,539
Demand deposits in banks and other financial entities			559,181			312,661
Clearing houses			3,428			1,733
Investments in debt securities maturing in under three months			2,449			28,603
Restricted cash			254,280			366,584
Total cash and cash equivalents			9,103,387			8,630,286
Foreign currency
Disclosure of cash and cash equivalents [Line Items]
Cash			1,955,745			1,704,861
Demand deposits in banks and other financial entities			17,342,151			11,999,859
Restricted cash						1,832
Total cash and cash equivalents			$ 19,297,896			$ 13,706,552

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.